1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

January 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	NB Crossroads Private Markets Fund IV LLC (the “Registrant”) File No. 811-23115

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940, as amended, is Amendment No. 1 to the Registrant’s registration statement on Form N‑2 (“Registration Statement”).  Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in an amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz

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